General administrative expenses and other operating incomes (expenses) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of general administrative expenses and other operating income (expenses) [Abstract]
Details of general and administrative expenses
(1)	Details of general and administrative expenses recognized are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2022	2023	2024
Employee benefits	Short-term employee benefits	Salaries	1,980,363	1,831,137	1,932,906
		Employee fringe benefits	590,255	600,001	640,924
	Share based payment		9,632	12,946	27,629
	Retirement benefit service costs		169,303	119,670	134,514
	Termination		162,019	164,922	1,533

	Sub-total		2,911,572	2,728,676	2,737,506

Depreciation and amortization			521,827	503,035	539,924
Other general and administrative expenses	Rent		80,130	124,355	124,041
	Taxes and public dues		157,905	190,334	202,541
	Service charges		233,495	245,656	257,113
	Computer and IT related		127,186	144,017	142,979
	Telephone and communication		84,204	88,018	93,178
	Operating promotion		53,733	53,896	54,793
	Advertising		160,464	161,896	156,795
	Printing		6,799	6,072	5,955
	Traveling		10,716	13,364	13,436
	Supplies		8,309	9,156	9,021
	Insurance premium		20,670	14,380	13,852
	Maintenance		23,266	24,932	25,035
	Water, light, and heating		16,165	19,161	19,415
	Vehicle maintenance		14,831	14,725	14,394
	Others (*)		98,618	101,760	58,995

	Sub-total		1,096,491	1,211,722	1,191,543

Total			4,529,890	4,443,433	4,468,973

(*)	In-house welfare fund contributions amounted to 40,047 million Won as of December 31, 2023.

Details of other operating income
(2)	Details of other operating income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Gain on transactions of foreign exchange	1,403,083	1,428,737	722,827
Gain related to derivatives (Designated for hedging)	71,179	114,875	192,000
Gain on fair value hedged items	257,910	8,986	25,469
Others	249,509	288,862	349,033

Total	1,981,681	1,841,460	1,289,329

Details of other operating expenses
(3)	Details of other operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Losses on transactions of foreign exchange	1,181,663	1,295,557	1,754,516
KDIC deposit insurance premium	423,834	464,213	509,832
Contribution to miscellaneous funds	402,057	453,805	533,335
Losses related to derivatives (Designated for hedging)	250,268	35,583	24,252
Losses on fair value hedged items	—	72,601	64,571
Others (*)	736,112	1,040,424	1,121,479

Total	2,993,934	3,362,183	4,007,985

(*)
Other expense includes 14,664 million Won, 22,349 million Won and 28,509 million Won for intangible asset amortization cost for the years ended December 31, 2022, 2023 and 2024 respectively. In addition, it includes 388,895 million Won, 462,394 million Won and 587,148 million Won for lease depreciation cost for the years ended December 31, 2022, 2023 and 2024, respectively.

Performance condition share-based payment granted to executives
(4)	Share-based payment
Details of performance condition share-based payment granted to executives as of December 31, 2023 and 2024 are as follows.

1)	Performance condition share-based payment

Subject to		Shares granted for the year 2020 (*3)
Type of payment		Cash-settled
Vesting period		January 1, 2020 ~ December 31, 2023
Date of payment		2024-01-01
Fair value (*1)		—
Valuation method		—
Expected dividend rate		—
Expected maturity date		—
Number of shares remaining	As of December 31, 2024	—
	As of December 31, 2023	944,343 shares
Number of shares granted (*2)	As of December 31, 2024	—
	As of December 31, 2023	944,343 shares
Subject to		Shares granted for the year 2021
Type of payment		Cash-settled
Vesting period		January 1, 2021 ~ December 31, 2024
Date of payment		2025-01-01
Fair value (*1)		15,831 Won
Valuation method		Black-Scholes Model
Expected dividend rate		6.48%
Expected maturity date		—
Number of shares remaining	As of December 31, 2024	1,105,292 shares
	As of December 31, 2023	1,105,515 shares
Number of shares granted (*2)	As of December 31, 2024	1,105,292 shares
	As of December 31, 2023	1,105,515 shares

Subject to		Shares granted for the year 2022
Type of payment		Cash-settled
Vesting period		January 1, 2022 ~ December 31, 2025
Date of payment		2026-01-01
Fair value (*1)		14,839 Won
Valuation method		Black-Scholes Model
Expected dividend rate		6.48%
Expected maturity date		1 years
Number of shares remaining	As of December 31, 2024	960,777 shares
	As of December 31, 2023	968,119 shares
Number of shares granted (*2)	As of December 31, 2024	960,777 shares
	As of December 31, 2023	968,119 shares
Subject to		Shares granted for the year 2023
Type of payment		Cash-settled
Vesting period		January 1, 2023 ~ December 31, 2026
Date of payment		2027-01-01
Fair value (*1)		13,909 Won
Valuation method		Black-Scholes Model
Expected dividend rate		6.48%
Expected maturity date		2 years
Number of shares remaining	As of December 31, 2024	916,849 shares
	As of December 31, 2023	924,077 shares
Number of shares granted (*2)	As of December 31, 2024	916,849 shares
	As of December 31, 2023	924,077 shares
Subject to		Shares granted for the year 2024
Type of payment		Cash-settled
Vesting period		January 1, 2024 ~ December 31, 2027
Date of payment		2028-01-01
Fair value (*1)		13,037 Won
Valuation method		Black-Scholes Model
Expected dividend rate		6.48%
Expected maturity date		3 years
Number of shares remaining	As of December 31, 2024	1,384,504 shares
	As of December 31, 2023	—
Number of shares granted (*2)	As of December 31, 2024	1,384,504 shares
	As of December 31, 2023	—

(*1)
As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is calculated to measure the liability according to the Black Scholes model based on the base price at the time of each settlement.

(*2)
The number of payable stocks is granted at the initial contract date. This is a system in which the number of shares to be granted is determined based on the evaluation results of long-term performance indicators over a total of four years, including the current year, and the final cash compensation is made by reflecting the stock price at the time of payment. Performance is evaluated as long-term performance indication including relative shareholder return, net income, return on equity (ROE), C/I ratio, non-performing loan ratio and job performance.

(*3)	Payment was completed in current period.